Average Annual Total Returns (Vanguard Wellesley Income Fund Retail)	Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Admiral Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Credit A or Better Bond Index Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Credit A or Better Bond Index Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Admiral Shares 10/1/2013 - 9/30/2014	Wellesley Income Composite Index Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Wellesley Income Composite Index Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Admiral Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.07%	8.15%	6.40%	5.14%	6.98%	6.98%	9.33%	9.33%
Five Years	9.51%	9.59%	8.10%	7.14%	5.65%	5.65%	9.39%	9.39%
Ten Years	7.20%	7.29%	5.70%	5.32%	5.02%	5.02%	6.55%	6.55%